Group income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss) [abstract]
Sales and other operating revenues		$ 278,397	$ 298,756	$ 240,208
Earnings from joint ventures – after interest and tax		576	897	1,177
Earnings from associates – after interest and tax		2,681	2,856	1,330
Interest and other income		769	773	657
Gains on sale of businesses and fixed assets		193	456	1,210
Total revenues and other income		282,616	303,738	244,582
Purchases		209,672	229,878	179,716
Production and manufacturing expenses		21,815	23,005	24,229
Production and similar taxes		1,547	1,536	1,775
Depreciation, depletion and amortization		17,780	15,457	15,584
Impairment and losses on sale of businesses and fixed assets		8,075	860	1,216
Exploration expense		964	1,445	2,080
Distribution and administration expenses		11,057	12,179	10,508
Profit before interest and taxation		11,706	19,378	9,474
Finance costs		3,489	2,528	2,074
Net finance expense relating to pensions and other post-retirement benefits		63	127	220
Profit (loss) before taxation		8,154	16,723	7,180
Taxation		3,964	7,145	3,712
Profit (loss) for the year	[1],[2]	4,190	9,578	3,468
Attributable to
BP shareholders		4,026	9,383	3,389
Non-controlling interests		$ 164	$ 195	$ 79
Ordinary Shares
Profit for the year attributable to BP shareholders
Basic earnings (loss) per share (USD per share)		$ 0.1984	$ 0.4698	$ 0.1720
Diluted earnings (loss) per share (USD per share)		0.1973	0.4667	0.1710
American Depositary Share
Profit for the year attributable to BP shareholders
Basic earnings (loss) per share (USD per share)		1.19	2.82	1.03
Diluted earnings (loss) per share (USD per share)		$ 1.18	$ 2.80	$ 1.03

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.